Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 13

INTANGIBLE ASSETS

a.	As of December 31, 2021 and 2020, the composition of intangible assets is as follows:

			As of December 31, 2021
	Average remaining useful	Net opening balance as of January 1, 2021	Gross balance	Accumulated amortization	Net balance
	life	MCh$	MCh$	MCh$	MCh$

Licenses		-	-	-	-
Software development	2	82,537	294,745	(199,334)	95,411
Total		82,537	294,745	(199,334)	95,411

			As of December 31, 2020
	Average remaining useful	Net opening balance as of January 1, 2020	Gross balance	Accumulated amortization	Net balance
	life	MCh$	MCh$	MCh$	MCh$

Licenses	-	-	35,997	(35,997)	-
Software development	2	73,389	248,537	(166,000)	82,537
Total		73,389	284,534	(201,997)	82,537

b.	The changes in the value of intangible assets during the periods ended December 31, 2021 and December 31, 2020 is as follows:

b.1	Gross balance

Gross balances	Software development	Total
	MCh$	MCh$

Balances as of January 1, 2021	284,534	284,534
Acquisitions	47,487	47,487
Disposals and impairment	(37,276)	(37,276)
Other	-	-
Balances as of December 31, 2021	294,745	294,745

Balances as of January 1, 2020	250,002	250,002
Acquisitions	35,170	35,170
Disposals and impairment	(638)	(638)
Other	-	-
Balances as of December 31, 2020	284,534	284,534

b.2	Accumulated amortization

Accumulated amortization	Software development	Total
	MCh$	MCh$

Balances as of January 1, 2021	(201,997)	(201,997)
Year’s amortization	(32,252)	(32,252)
Other changes	34,915	34,915
Balances as of December 31, 2021	(199,334)	(199,334)

Balances as of January 1, 2020	(176,613)	(176,613)
Year’s amortization	(25,384)	(25,384)
Other changes	-	-
Balances as of December 31, 2020	(201,997)	201,997

c.	The Bank has no restriction on intangible assets as of December 31, 2021 and 2020. Additionally, intangible assets have not been pledged as guarantee for fulfillment of financial liabilities. Also, the Bank has no debt related to Intangible assets as of those dates.